Note 16 - Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Weighted Average Exercise Price	Option Shares
Outstanding at December 31, 2013	$1.60	1,910,000
Granted	$0.38	25,000
Cancelled	$1.59	(1,345,000)
Outstanding at March 31, 2014	$1.41	590,000

Options exercisable at the end of the period	$1.63	446,250

	Weighted Average Exercise Price	Option Shares
Outstanding at January 1, 2013	$1.57	2,010,000
Granted		-
Exercised		-
Expired		-
Forfeited	$2.00	(100,000)
Outstanding at December 31, 2013	$1.57	1,910,000

Options exercisable at December 31, 2013	$1.60	1,778,750

Outstanding at January 1, 2012	$1.68	1,760,000
Granted	$0.77	250,000
Exercised		-
Expired		-
Forfeited		-
Outstanding at December 31, 2012	$1.57	2,010,000

Options exercisable at December 31, 2012	$1.65	1,816,250

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Range of Prices	Options Outstanding	Options Outstanding Weighted Avg. Remaining Contractual Term in Years	Options Outstanding Weighted Avg. Exercise Price	Options Exercisable	Options Exercisable Weighted Avg. Exercise Price
$.38	25,000	10	$0.38	6,250	$0.38
$.77	250,000	8	$0.77	125,000	$0.77
$2.00	315,000	5	$2.00	315,000	$2.00
$.77–2.00	590,000	6	$1.41	446,250	$1.63

Range of Prices			Options Outstanding	Options Outstanding Weighted Avg. Remaining Contracutal Term in Years	Options Outstanding Weighted Avg. Exercise Price	Options Exercisable	Options Excercisable Weighted Avg. Exercise Price
	$.77		250,000	8	$0.77	125,000	$0.77
$1.00	–	1.15	575,000	5	1.01	568,750	1.01
$1.89	–	2.11	1,085,000	5	2.01	1,085,000	2.01
$ .77	–	2.11	1,910,000	6	$1.57	1,778,750	$1.60

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Issue Date	Number of Warrants	Expiration Date	Exercise Price Per Share	Warrants Vested
December 2009	100,000	December 2014	$1.25	100,000
September 2012	50,000	December 2015	$0.50	50,000
February 2014	3,500,000	February 2024	$0.21	437,500
March 2014	2,020,000	March 2024	$0.35	162,500
Total	5,670,000			587,500

Issue date	Number of warrants	Expiration Date	Exercise Price per share
December 2009	100,000	December 2014	$1.25
September 2012	50,000	December 2015	$0.50
Total	150,000